Fair value of financial instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair value of financial instruments
Fair value of financial instruments

10.Fair value of financial instruments

Fair value is a market-based measurement, not an entity specific measurement and is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Fair value measurements are defined on a three-level hierarchy:

Level 1:	Unadjusted quoted prices for identical assets or liabilities in active markets;
Level 2:

Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, whether directly or indirectly, for substantially the full term of the asset or liability; and

Level 3:

Unobservable inputs that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth our financial assets and liabilities, subject to fair value measurements on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of September 30, 2025				As of December 31, 2024
Description	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liabilities	$167	$—	$167	$—	$361	$—	$361	$—
Total	$167	$—	$167	$—	$361	$—	$361	$—

11.Fair value measurements

Fair value is a market-based measurement, not an entity specific measurement and is defined as “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.” Fair value measurements are defined on a three-level hierarchy:

Level 1:	Unadjusted quoted prices for identical assets or liabilities in active markets;
Level 2:

Quoted prices for similar assets and liabilities in active markets, quoted prices in markets that are not active, or inputs which are observable, whether directly or indirectly, for substantially the full term of the asset or liability; and

Level 3: Unobservable inputs that reflect our own assumptions about the assumptions market participants would use in pricing the asset or liability in which there is little, if any, market activity for the asset or liability at the measurement date.

The following table sets forth our financial assets and liabilities, subject to fair value measurements on a recurring basis, by level within the fair value hierarchy (in thousands):

	As of December 31, 2024				As of December 31, 2023
Description	Total	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3
Liabilities:
Warrant liabilities	$361	$—	$361	$—	$658	$—	$658	$—
Total	$361	$—	$361	$—	$658	$—	$658	$—

We estimated the fair value of our warrant liabilities using the trading market price of our common stock due to a cashless exercise provision of these warrants whereby eight warrants can be exercised for one share of common stock for no additional consideration, which results in the warrant exercise price to be zero. Accordingly, our warrant liabilities were considered to be Level 2 of the fair value hierarchy.